Page 1
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number          811-3906
                                                --------

     PC&J  Performance  Fund
     -----------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)          (Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton, Ohio
     ---------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:          937-223-0600
                                                                  ------------

Date  of  fiscal  year  end:     December  31
                                 ------------

Date  of  reporting  period:  June  30,  2004
                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

PC&J  PERFORMANCE
FUND

Semi-Annual  Report  to  Shareholders
June  30,  2004


The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 2004 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

------
PC&J  PERFORMANCE  FUND
-----------------------

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2003, 2002, 2001, and 2000 has been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2004 has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

Selected Data for Each Share of Capital       2004
Stock Outstanding Throughout the Period   (Unaudited)     2003      2002       2001       2000
                                                        --------
NET ASSET VALUE-BEGINNING OF PERIOD       $     24.51   $ 19.95   $  26.02   $  31.63   $  39.41

Income from investment operations:
   Net investment income (loss)                 (0.04)     0.03      (0.07)     (0.11)     (0.16)
   Net realized and unrealized
      gain (loss) on securities                  0.56      4.56      (6.00)     (5.50)     (4.86)

TOTAL FROM INVESTMENT OPERATIONS                 0.52      4.59      (6.07)     (5.61)     (5.02)

Less distributions:
   From net investment income                   (0.00)    (0.03)     (0.00)     (0.00)     (0.00)
   From net realized gain
     on investments                             (0.00)    (0.00)     (0.00)     (0.00)     (2.76)

TOTAL DISTRIBUTIONS                             (0.00)    (0.03)     (0.00)     (0.00)     (2.76)

NET ASSET VALUE-END OF PERIOD             $     25.03   $ 24.51   $  19.95   $  26.02   $  31.63


TOTAL RETURN                                     2.12%    23.00%   (23.33%)   (17.74%)   (12.80%)

RATIOS TO AVERAGE NET ASSETS
   Expenses                                    1.49%*      1.50%      1.50%      1.50%      1.50%
   Net investment income (loss)              (0.32%)*      0.13%    (0.17%)    (0.38%)    (0.44%)

Portfolio turnover rate                       54.52%*    134.24%     79.86%     57.58%     35.40%

Net assets at end of period (000's)       $    37,562   $37,793   $ 34,387   $ 46,094   $ 56,084

*   Annualized

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS
JUNE  30,  2004
(UNAUDITED)

                                          PERCENT
                                           OF NET         MARKET
SECURITY                                   ASSETS    NUMBER OF SHARES   VALUE
---------------------------------------  ----------  -----------------  -----

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                    11.7%
 Comcast Corp. Cl. A (1)                           39,000   $       1,095,900
 Dow Jones & Co.                                    8,000             360,800
 McDonalds Corp.                                   17,000             442,000
 Omnicom Group Inc.                                 5,000             379,450
 Sector SPDR Consumer Discretionary(2)             18,000             569,340
 Tiffany & Co.                                      4,000             147,400
 Time Warner Inc. (1)                              80,200           1,409,916

                                                                   4,404,806

Consumer staple:                           11.6
 Anheuser Busch Co. Inc.                            8,000             432,000
 iShares Tr. DJ Consumer Non-Cycl. (2)             35,000           1,835,750
 Pepsico Inc.                                      13,000             700,440
 Sector SPDR Consumer Staples (2)                  23,000             531,070
 Wal Mart Stores Inc.                              16,000             844,160

                                                                   4,343,420

Energy:                                     6.4
 Anadarko Petroleum Corp.                           7,000             410,200
 Exxon Mobil Corp.                                 24,346           1,081,206
 Oil Service Holders Trust (2)                      5,000             361,150
 Sector SPDR Energy (2)                            17,000             535,160

                                                                   2,387,716

Financial services:                        19.2
 American Express Co.                               9,600             493,248
 American International Group Inc.                  9,534             679,583
 Citigroup Inc.                                    17,000             790,500
 E Trade Group Inc. (1)                            35,300             393,595
 First Horizon National Corp.                      14,000             636,580
 iShares Tr. DJ US Financial Sector (2)            11,000             988,020
 J P Morgan Chase & Co. Inc.                       15,000             581,550
 National Commerce Financial                       32,000           1,040,000
 PMI Group Inc.                                    20,000             870,400
 Wells Fargo & Co.                                 13,000             743,990

                                                                   7,217,466

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS  (Continued)
JUNE  30,  2004
(UNAUDITED)



                                            PERCENT
                                             OF NET         MARKET
SECURITY                                     ASSETS    NUMBER OF SHARES   VALUE
-----------------------------------------  ----------  -----------------  -----

Healthcare:                                  11.7%
 iShares Tr. DJ US Health Care (2)                   27,400   $       1,607,558
 iShares Tr. Nasdaq Bio. Index (1) (2)                5,500             413,050
 Johnson & Johnson                                    5,000             278,500
 Medtronic Inc.                                       8,000             389,760
 Pfizer Inc.                                         23,000             788,440
 UnitedHealth Group Inc.                             14,500             902,625

                                                                     4,379,933

Industrials:                                 12.6
 Cendant Corp.                                       42,000           1,028,160
 General Electric Co.                                39,000           1,263,600
 Honeywell International                             17,000             622,710
 Ingersoll-Rand Co. Cl. A                            11,000             751,410
 L-3 Communications Hldgs. Inc.                       6,500             434,200
 United Technologies Corp.                            7,000             640,360

                                                                     4,740,440

Materials:                                    3.6
 Dow Chemical Co.                                    14,000             569,800
 Sector SPDR Materials (2)                           29,000             776,620

                                                                     1,346,420

Technology:                                  17.0
 Auto Data Processing                                20,000             837,600
 Cisco Systems Inc. (1)                              25,000             592,500
 EMC Corp. (1)                                       38,000             433,200
 Intel Corp.                                         22,000             607,200
 iShares Tr. Goldman Sachs Tech. (1)(2)              12,000             556,200
 IShares Tr. Goldman Sachs Network (1)(2)            15,000             475,200
 Microsoft Corp.                                     44,000           1,256,640
 Nasdaq 100 Tr. Series 1 (2)                         16,000             603,840
 Sector SPDR Tech. (2)                               19,000             393,300
 Semiconductor Hldrs. Tr.  (2)                        9,000             340,470
 Software Hldrs. Tr. (2)                              8,000             299,280

                                                                     6,395,430

Telecommunications:                           3.5
 AT&T Wireless Svcs. Inc. (1)                        37,000             529,840
 Nextel Communications Cl. A (1)                     30,000             799,800

                                                                     1,329,640

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS  (Concluded)
JUNE  30,  2004
(UNAUDITED)

                                       PERCENT
                                        OF NET        MARKET
SECURITY                                ASSETS   NUMBER OF SHARES   VALUE
-------------------------------------  --------  -----------------  -----

Utilities:                              0.9%
 Sector SPDR Utilities (2)                     15,000   $         356,400



TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $29,638,473)                              98.2          36,901,671

CONVERTIBLE BONDS                       0.1

 Nortel Equity Linked Note                     42,000              27,678

TOTAL CONVERTIBLE BONDS
 (Cost $23,260)                                                   27,678

SHORT-TERM OBLIGATIONS                  2.3
 First American Treasury Obligations           13,916              13,916
 Federated Prime Obligations                  850,000             850,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $863,916)                                                 863,916

TOTAL INVESTMENTS
 (Cost $30,525,649) (3)                100.6%           $      37,793,265

(1)   Non-income  producing  security.
(2) Exchange Traded Funds, or baskets of stocks giving exposure to certain market segments.
(3) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)

See  notes  to  financial  statements.

------

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENT  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2004
(UNAUDITED)

ASSETS
Investments in securities, at market value
 (Cost basis - $30,525,649) (Notes A & D)                        $37,793,265

Receivables:
 Dividends and interest                                               58,217
 Fund shares sold                                                      3,864

             Total receivables                                        62,081

Total assets                                                      37,855,346

LIABILITIES

Payables:
             Accrued expenses (Note B)                               (46,285)
 Fund shares redeemed                                               (119,914)
 Securities purchased                                               (127,200)

             Total payables                                         (293,398)


NET ASSETS                                                       $37,561,948

SHARES OUTSTANDING (Unlimited authorization - no par value):
 Beginning of period                                               1,541,713
 Net decrease (Note C)                                               (41,248)

 End of Period                                                     1,500,465

NET ASSET VALUE, offering price and redemption price per share   $     25.03


NET ASSETS CONSIST OF:
 Paid in capital                                                 $29,220,937
 Net unrealized appreciation on investments                        7,267,616
 Undistributed net investment loss                                   (59,566)
 Accumulated net realized gain on investments                      1,132,961

 Net Assets                                                      $37,561,948

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENT  OF  OPERATIONS
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004
(UNAUDITED)


INVESTMENT INCOME (Note A):
 Dividends                                                    $  214,660
 Interest                                                          7,112

Total investment income                                          221,772

EXPENSES (Note B):
 Investment advisory fee                                         187,849
 Management fee                                                   93,924

Total expenses                                                   281,773

NET INVESTMENT LOSS                                              (60,001)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                              1,266,092
 Change in unrealized appreciation of investments               (420,439)

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS          845,653


NET INCREASE IN NET ASSETS FROM OPERATIONS                    $  785,652

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENT  OF  CHANGES  IN  NET  ASSETS



                          For  the  Six  Months           For  the  Year
                                  Ended                        Ended
                            June  30,  2004          December  31,  2003
                               (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)                               $   (60,001)  $    43,953
 Net realized gain on investments                             1,266,092       402,938
 Change in unrealized appreciation (depreciation) of
        investments                                            (420,439)    6,950,838

Net increase in net assets from operations                      785,652     7,397,729


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                           0       (43,518)

Net decrease in assets from distributions to shareholders             0       (43,518)


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)                          (1,016,578)   (3,947,839)

Total increase (decrease) in net assets                        (230,926)    3,406,372

NET ASSETS:
 Beginning of period                                         37,792,874    34,386,502

 End of period                                              $37,561,948   $37,792,874


UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                  $   (59,566)  $       435

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward  of  $133,131  which  can  be  carried  forward  through  2010.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.
B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with  Parker Carlson &
Johnson,  Inc.  (the  "Adviser"),  wherein  the  Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $187,849 for the six months ended June 30, 2004.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $93,924 for the six months ended June 30, 2004. Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS  -  (Concluded)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004
(UNAUDITED)




C.                                                         CAPITAL SHARE TRANSACTIONS
                                          For the Six Months Ended                    For the Year Ended
                                                June 30, 2004                          December 31, 2003
                                                 (Unaudited)

                                 Shares                       Dollars               Shares     Dollars
                                 ---------------------------  --------------------  ---------  ------------
  Subscriptions . . . . . . . .                      65,095   $         1,627,473    159,243   $ 3,419,000
  Reinvestment of distributions                           0                     0      1,776        43,519

                                                     65,095             1,627,473    161,019     3,462,519
  Redemptions . . . . . . . . .                    (106,343)           (2,644,051)  (342,596)   (7,410,358)

  Net decrease. . . . . . . . .                     (41,248)  $        (1,016,578)  (181,577)  $(3,947,839)


D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2004 aggregated $9,867,672 and $10,035,984, respectively.
At June 30, 2004, gross unrealized appreciation on investments was $7,633,260 and gross unrealized depreciation on investments was $365,644 for a net unrealized appreciation of $7,267,616 for financial reporting and federal income tax purposes.
E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid




        For the Year Ended December 31, 2003                   For the Year Ended December 31, 2002
       -------------------------------------                  -------------------------------------

Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
---------------   -------------   -------------------  ---------------   --------------  ------------------


43,518 . . . . . .$            0   $        43,518      $            0    $            0  $               0







Tax Basis of Distributable Earnings
      As of December 31, 2003

   Undistributed Ordinary Income      Undistributed Capital Gains.  Unrealized Appreciation
   ----------------------------       ------------------------     -----------------------
                                      ----------------------------  ------------------------
$                            435                                0 .$              7,688,055
------------------------------------  ----------------------------  ------------------------

The percentage of fund dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 100%.

PC&J  PERFORMANCE  FUND
-----------------------

FUND  TRUSTEES  DISCLOSURE
(UNAUDITED)

The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                        NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**       TIME SERVED     OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ----------------  --------------------
Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926
Year of Birth: 1935             Trustee               Trustee since 1987                     2
------------------------------  --------------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------  -----------------------------------
Retired since December 1998; from December 1980 to
December 1998, Vice President-Finance and Treasurer,
 Price Brothers Company (concrete pipe products)       None
-----------------------------------------------------  -----------------------------------

                                                            NUMBER OF PORTFOLIOS
                            POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS       FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
-----------------------  --------------------  -----------  --------------------
Robert S. Neff
4466 Blairgowrie Circle
Kettering, Ohio  45429                       Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                             None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------
Laura B. Pannier
629 Woodbourne Trail
Dayton, Ohio 45459                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
 partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PERFORMANCE  FUND
-----------------------

FUND  TRUSTEES  DISCLOSURE  (Concluded)
(UNAUDITED)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                            NUMBER OF PORTFOLIOS
                         POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS       WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
                       --------------------  -------------  --------------------
Leslie O. Parker III*
300 Old Post Office
120 West Third Street  President             President and
Dayton, Ohio  45402    and                   Trustee since
Year of Birth: 1940    Trustee                        1985                     2
---------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------
Chairman of Adviser since September 1982.  None
-----------------------------------------  -----------------------------------

                                                                NUMBER OF PORTFOLIOS
                             POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  --------------------  -------------  --------------------
Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street                            Treasurer and
Dayton, Ohio 45402         Treasurer and         Trustee since
Year of Birth: 1955        Trustee                        1985                     2
-------------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
President and Treasurer of Adviser since September
1982                                                None
--------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                          POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS        WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------------  -------------  --------------------
James M. Johnson, CFA*
300 Old Post Office
120 West Third Street                         Secretary and
Dayton, Ohio 45402      Secretary and         Trustee since
Year of Birth: 1952     Trustee                        1985                     2
----------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

* Mr. Parker, Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the12-month period ended June 30, 2004 are available without charge: (1) upon request by calling toll free at (888)
223-0600;  (2)  on  the  Fund's  website, at www.pcjinvest.com; and (3) from the
                                             -----------------
Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .
                         -----------


ITEM  2.  CODE  OF  ETHICS.   Not  Applicable

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.  Not  Applicable

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.  Not  Applicable

ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.  Not  applicable.

ITEM  6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM  8.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM  9.  SUBMISSION  OF  MATTERS  TO  A  VOTE  OF  SECURITY  HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM  10.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 13, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J  Performance  Fund
-----------------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     August  13,  2004
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     Leslie  O.  Parker  III,  President

Date     August  13,  2004
         -----------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     August  13,  2004
         -----------------


                                                                 Exhibit 99.CERT
                                 CERTIFICATIONS

I,  Leslie  O.  Parker  III  certify  that:

1.     I  have  reviewed  this  report  on  Form N-CSR of PC&J Performance Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:     August  13,  2004
          -----------------
     /s/
     ---
Leslie  O.  Parker  III
                              President

I,  Kathleen  Carlson,  certify  that:

1.     I  have  reviewed  this  report  on  Form N-CSR of PC&J Performance Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:     August  13,  2004
          -----------------

     /s/
     ---
Kathleen  Carlson
Treasurer

                                                                   EX-99.906CERT


                                  CERTIFICATION
     Leslie O. Parker III, Chief Executive Officer, and Kathleen Carlson, Chief Financial Officer of PC&J Performance Fund (the "Registrant"), each certify to the  best  of  his  or  her  knowledge  that:
1. The Registrant's periodic report on Form N-CSR for the period ended June 30, 2004 (the "Form N-CSR") fully complies with the requirements of Sections 15(d) of the Securities Exchange Act of 1934, as amended; and
2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.
Chief  Executive  Officer                         Chief  Financial  Officer
PC&J  Performance  Fund  Trust                    PC&J  Performance  Fund  Trust


/s/                                            /s/
     Leslie  O.  Parker  III                         Kathleen  Carlson
Date:     August  13,  2004                    Date:     August  13,  2004


A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to PC&J Performance Fund Trust and will be retained by PC&J Performance Fund Trust and furnished to the Securities and Exchange Commission (the "Commission") or its staff upon request.

This  certification  is  being furnished to the Commission solely pursuant to 18
U.S.C.   1350  and  is  not being filed as part of the Form N-CSR filed with the
Commission.